RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of Related Party Transactions With Oniva
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Salaries and benefits	$235	$240	$731	$729
Office and miscellaneous	95	107	342	364
	$330	$347	$1,073	$1,093

Schedule Of Related Party Transactions And Balances
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Salaries, benefits, and consulting fees	$273	$289	$886	$869
Share-based payments	424	502	1,318	1,472
	$697	$791	$2,204	$2,341

Schedule Of Due To Related Parties
	September 30, 2024	December 31, 2023
Oniva International Services Corp.	$100	$102
Silver Wolf Exploration Ltd.	(39)	(269)
	$61	$(167)